Income Tax - Schedule of Components of Deferred Tax Assets and Liabilities (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred tax assets:
Depreciation of property and equipment, net	$ 5,964	$ 3,892	$ 2,415
Accrued expenses			72,408
Government grants	187,762	166,336	16,025
Net operating loss forwards	17,075,387	8,086,361	1,729,009
Less: valuation allowance	$ (17,269,113)	$ (8,256,589)	$ (1,819,857)